Cover	Apr. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity File Number	001-15259
Entity Registrant Name	ARGO GROUP INTERNATIONAL HOLDINGS, LTD.
Entity Central Index Key	0001091748
Entity Tax Identification Number	98-0214719
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, Address Line Two	P.O. Box HM 1282
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	296-5858
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ARGO
Security Exchange Name	NYSE
6.500% Senior Notes due 2042 issued by Argo Group U.S., Inc. and the Guarantee with respect thereto [Member]
Document Information [Line Items]
Title of 12(b) Security	6.500% Senior Notes due 2042 issued by Argo Group U.S., Inc. and the Guarantee with respect thereto
Trading Symbol	ARGD
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, Par Value $1.00 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,000th Interest in a 7.00% Resettable Fixed Rate Preference Share, Series A, Par Value $1.00 Per Share
Trading Symbol	ARGOPrA
Security Exchange Name	NYSE